Mining concessions, development costs, right-of-use asset, property, plant and equipment, net - Carrying amounts of right-of-use assets recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	$ 6,185
Addition	6,200	$ 3,700
Ending Balance	7,178	6,185
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	84,856	95,728
Ending Balance	76,862	84,856
Sociedad Minera Cerro Verde S.A.A. [Member] | Gross carrying amount [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	95,441	95,728
Addition	3,328	1,342
Adjustments		(700)
Disposals and or/sales	(2,318)	(929)
Ending Balance	96,451	95,441
Sociedad Minera Cerro Verde S.A.A. [Member] | Gross carrying amount [Member] | Land
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	9,851	11,008
Adjustments		(700)
Disposals and or/sales		(457)
Ending Balance	9,851	9,851
Sociedad Minera Cerro Verde S.A.A. [Member] | Gross carrying amount [Member] | Buildings and other constructions
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	55,936	55,114
Addition	2,880	1,192
Disposals and or/sales	(2,222)	(370)
Ending Balance	56,594	55,936
Sociedad Minera Cerro Verde S.A.A. [Member] | Gross carrying amount [Member] | Machinery and equipment
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	29,654	29,606
Addition	448	150
Disposals and or/sales	(96)	(102)
Ending Balance	30,006	29,654
Sociedad Minera Cerro Verde S.A.A. [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	(10,585)	0
Addition	11,320	11,488
Disposals and or/sales	(2,316)	(903)
Ending Balance	(19,589)	(10,585)
Sociedad Minera Cerro Verde S.A.A. [Member] | Accumulated depreciation, amortisation and impairment [member] | Land
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	(1,255)	0
Addition	1,642	1,712
Disposals and or/sales		(457)
Ending Balance	(2,897)	(1,255)
Sociedad Minera Cerro Verde S.A.A. [Member] | Accumulated depreciation, amortisation and impairment [member] | Buildings and other constructions
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	(6,269)	0
Addition	6,526	6,613
Disposals and or/sales	(2,220)	(344)
Ending Balance	(10,575)	(6,269)
Sociedad Minera Cerro Verde S.A.A. [Member] | Accumulated depreciation, amortisation and impairment [member] | Machinery and equipment
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	(3,061)	0
Addition	3,152	3,163
Disposals and or/sales	(96)	(102)
Ending Balance	$ (6,117)	$ (3,061)